PERSONNEL	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
PERSONNEL
25. PERSONNEL
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year Ended December 31,
	2025	2024	2023
Executive directors	2	2	1
Non-executive directors	5	5	6
Sales and marketing employees	374	322	284
Technology employees	147	121	105
General and administrative employees	94	73	55
	622	523	451
As of December 31, 2025, 2024 and 2023, the Group had 599, 555 and 489 employees, respectively.